Statements of Cash Flows (USD $)	3 Months Ended	12 Months Ended	15 Months Ended
	Mar. 31, 2010	Mar. 31, 2011	Mar. 31, 2011
Cash flows from operating activities
Net Loss	$ (7,247)	$ (17,639)	$ (24,886)
Adjustment to reconcile net cash used in operating activities
Mineral property impairment	300		300
Change in operating assets and liabilities
Increase (Decrease) in accounts payables and accrued liabilities	1,389	(1,389)
Net cash used in operating activities	(5,558)	(19,028)	(24,586)
Cash flows from investing activities
Mineral property acquisition	(300)		(300)
Net cash used in investing activities	(300)		(300)
Cash flows from financing activities
Proceeds from issuance of common stock	50,000		50,000
Net cash provided by financing activities	50,000		50,000
Increase (decrease) in cash	44,142	(19,028)	25,114
Cash - beginning of period		44,142
Cash - end of period	44,142	25,114	25,114
Supplemental cash flow disclosures
Cash paid for Interest
Cash paid for Income tax